Business Combinations (Details) - Schedule of reconciliation of elements of business combination - Clever Leaves [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Combinations (Details) - Schedule of reconciliation of elements of business combination [Line Items]
Cash – SAMA trust and cash, net of redemptions	$ 86,644
Cash – SAMA PIPE	6,000
Non-cash PIK	(2,881)
Cash assumed from SAMA	698
Cash consideration to certain Clever Leaves shareholders	(3,057)
Less: transaction costs and advisory fees	(13,895)
Net Business Combination	73,509
Non-cash PIK	2,881
Deferred issuance costs	1,503
Warrant liability	(29,841)
Net liabilities assumed from SAMA	(258)
Net contributions from Business Combination	$ 47,794